Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	3.96
Maximum Aggregate Offering Price	$ 1,485,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 205.08
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Registrant's Common Stock, par value $0.01 per share ("Common Stock"), that become issuable pursuant to the Universal Electronics Inc. Amended and Restated 2018 Equity and Incentive Compensation Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. Proposed Maximum Offering Price Per Unit calculated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on May 20, 2026.